Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other non-current receivables [abstract]
Prepayments	£ 3.9	£ 3.0
Fair value of derivatives	0.6	0.5
Other debtors	214.1	149.1
Trade and other receivables	£ 218.6	£ 152.6